SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	1,302,463,567	923,377,527	245,389,524
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	1,288,858,108	912,262,870	240,274,690
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	13,605,459	11,114,657	5,114,834